Commitments, contingencies and operating risks (Tables)	12 Months Ended
Dec. 31, 2018
Commitments, contingencies and operating risks
Summary of future minimum lease rentals under non-cancellable operating lease commitments for office premises

	As of	As of
	December 31,	December 31,
	2017	2018
Within one year	397	449
After one year but not more than five years	693	625
More than five years	—	168

Schedule of outstanding credit limits

	As of	As of
	December 31,	December 31,
	2017	2018
Unused limits on instalment card loans	8,603	30,062

Summary of analysis of changes in loss allowances for commitments

Total
ECL allowance under IFRS 9 as of January 1, 2018 (Note 2.3(e))	(111)
Changes because of financial instruments (originated or acquired)/derecognized during the reporting period	27
Amounts written off	—
ECL allowance under IFRS 9 as of December 31, 2018	(84)